Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PENN SERIES FUNDS INC
Prospectus Date	rr_ProspectusDate	May 01, 2019
International Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARY: INTERNATIONAL EQUITY FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the International Equity Fund (the “Fund”) is to achieve capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fund Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Additional fees and expenses will be applied at the variable contract level. Those fees and expenses are described in your variable contract prospectus. If the information below were to reflect the deduction of variable contract charges, fees and expenses would be higher.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses <br/> (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in the annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 50% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	50.00%
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	The expense information in the fee table has been restated to reflect a reduction in the Fund’s Investment Advisory Fee rate, effective October 1, 2018.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example does not reflect expenses and charges which are, or may be, imposed under your variable contract. If the examples were to reflect the deduction of such charges, the costs shown would be greater. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs and returns might be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities, such as common stocks, preferred stocks, convertible bonds, and warrants. The Fund will invest primarily in companies operating in the countries in Europe and the Pacific Basin. The countries include the eleven Euro-zone countries (France, Germany, Italy, Spain, Portugal, Finland, Ireland, Belgium, the Netherlands, Luxembourg and Austria), the United Kingdom, Denmark, Sweden, Switzerland, Norway, Japan, Hong Kong, Australia, New Zealand, and Singapore. The Sub-Adviser employs bottom-up stock and business analysis to identify high-quality growth companies. Typically, these companies tend to be well managed with the following attributes: consistent operating histories and financial performance; favorable long-term economic prospects; free cash flow generation; and competent management that can be counted on to use cash flow wisely, and channel the reward from the business back to its shareholders. The Sub-Adviser’s goal is to construct a portfolio of high-quality growth companies in the developed markets of Europe and the Pacific Basin. With approximately 40-70 stocks, the Fund seeks to be well diversified and will have investments in at least 10 countries and 5 sectors at all times. While the Fund’s sector and industry exposure is expected to vary over time, as of the date of this Prospectus, the Fund has significant exposure to the Consumer Discretionary Sector, Consumer Staples Sector, Financials Sector, Industrials Sector, and Information Technology Sector, as each sector is defined by the Global Industry Classification Standard.

		The Fund may invest in securities of companies in emerging and developing markets. The Fund may, but is not required to, undertake hedging activities and may invest in certain instruments, such as forward currency exchange contracts, and may use certain techniques to hedge currency risks associated with the purchase of individual securities denominated in a foreign currency.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	As with all mutual funds, an investor is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to the principal risks described below, which are described in alphabetical order and not in order of importance or potential exposure.

Convertible Securities Risk.  The possibility that the value of the Fund’s investments in convertible securities may be adversely affected by changes in interest rates, the credit of the issuer and the value of the underlying common stock. The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. In addition, as the market price of the underlying common stock declines below the conversion price, the price of the convertible security tends to be increasingly influenced by the yield of the convertible security.

Currency Risk.  The possibility that the value of the Fund’s assets may be affected favorably or unfavorably by currency exchange rates, currency exchange control regulations, and restrictions or prohibitions on the repatriation of foreign currencies.

Derivatives Risk.  The possibility that the Fund’s use of derivatives, such as futures, options and swap agreements, may lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than mitigate risk. Certain derivative instruments may be difficult to sell when the Sub-Adviser believes it would be appropriate to do so, difficult to value if the instrument becomes illiquid, or the other party to a derivative contract may be unwilling or unable to fulfill its contractual obligations.

Emerging Markets Risk.  The possibility that the stocks of companies located in emerging markets may be more volatile, and less liquid, than the stocks of companies located in the U.S. and developed foreign markets due to political, economic, or regulatory conditions within emerging market countries. In addition, emerging market countries may experience more volatile interest and currency exchange rates, higher levels of inflation and less efficient trading and settlement systems.

Equity Securities Risk.  In general, prices of equity securities are more volatile than those of fixed income securities. The prices of equity securities fluctuate, and sometimes widely fluctuate, in response to activities specific to the issuer of the security as well as factors unrelated to the fundamental condition of the issuer, including general market, economic and political conditions.

Foreign Investment Risk.  The possibility that the Fund’s investments in foreign securities may be adversely affected by political, social, and economic conditions affecting foreign issuers or decreases in foreign currency values relative to the U.S. dollar. Investments in foreign markets may be subject to greater market volatility, decreased market liquidity, and higher transaction and custody costs. Foreign issuers also may be subject to less government and exchange regulation and there may be less reliable financial information available for such issuers and their securities.

Liquidity Risk.  The possibility that the market for certain of the Fund’s investments may become illiquid under adverse or volatile market or economic conditions, making those investments difficult to sell at an advantageous price, particularly in times of market turmoil. The market price of certain investments may fall dramatically if there is no liquid trading market for the investments. Illiquid securities may also be more difficult to value. If the Fund is forced to sell an illiquid security to fund redemptions or for other cash needs, it may be forced to sell the security at a loss.

Management Risk.  The possibility that the investment decisions, techniques, analyses or models implemented by the Fund’s Sub-Adviser in seeking to achieve the Fund’s investment objective may not produce the returns expected, may cause the Fund’s shares to lose value or may cause the Fund to underperform relevant benchmarks or other funds with similar investment objectives.

Market Risk.  The possibility that the values of, and/or the income generated by, securities held by the Fund may decline, sometimes unpredictably, due to general market conditions or other factors, including those directly involving the issuers of such securities. Security markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

Preferred Stock Risk.  The possibility that the value of the Fund’s investments in preferred stock may decline if stock prices fall or interest rates rise. In the event of a liquidation, the rights of a company’s preferred stock to the distribution of company assets are generally subordinate to the rights of a company’s debt securities.

Sector Risk.  The possibility that the Fund may invest a substantial portion of its assets within one or more economic sectors or industries, which may change from time to time. At times, the Fund may have a significant portion of its assets invested in securities of companies conducting business in a broadly related group of industries within an economic sector. Companies in the same economic sector may be similarly affected by economic or market events, making the Fund more vulnerable to unfavorable developments in that economic sector, including adverse market conditions, legislative or regulatory changes, and/or increased competition affecting that sector, than funds that invest more broadly. While the Fund’s sector and industry exposure is expected to vary over time, as of the date of this Prospectus, the Fund has significant exposure to the Consumer Discretionary Sector, Consumer Staples Sector, Financials Sector, Industrials Sector, and Information Technology Sector. In addition to these general risks, the sectors specified are also subject to the risks described below.
Consumer Discretionary Sector Risk.  The manufacturing segment of the Consumer Discretionary Sector includes automotive, household durable goods, leisure equipment, and textiles and apparel. The services segment includes restaurants, hotels, and other leisure facilities, media production and services, and consumer retailing and services. The performance of companies operating in this sector has historically been closely tied to the performance of the overall economy, and also is affected by economic growth, consumer confidence, social trends, attitudes and spending. Changes in demographics, disposable income levels, and consumer tastes also can affect the demand for, and success of, consumer products and services in the marketplace. Moreover, the Consumer Discretionary Sector encompasses those businesses that tend to be the most sensitive to economic cycles.

Consumer Staples Sector Risk.  The Consumer Staples Sector includes manufacturers and distributors of food, beverages and tobacco and producers of non-durable household goods and personal products. It also includes food and drug retailing companies as well as hypermarkets and consumer super centers. The performance of companies operating in the Consumer Staples Sector has historically been closely tied to the performance of the overall economy, and also is affected by consumer confidence, demands and preferences, and spending. In addition, companies in the Consumer Staples Sector may be subject to risks pertaining to the supply of, demand for, and prices of raw materials.

Financials Sector Risk.  The Financials Sector includes companies involved in banking, thrifts and mortgage finance, specialized finance, consumer finance, asset management and custody banks, investment banking and brokerage and insurance. It also includes the Financial Exchanges & Data and Mortgage Real Estate Investment Trusts (“REITs”) sub-industries. Certain financial sector companies serve as counterparties with which the Fund may enter into derivatives agreements or other similar contractual arrangements. Companies operating in the Financials Sector are subject to extensive government regulation, which may limit the financial commitments they can make and the interest rates and fees they can charge. Profitability is largely dependent on the availability and cost of capital funds, and can fluctuate significantly when interest rates change or due to increased competition.

Industrials Sector Risk.  The Industrials Sector includes manufacturers and distributors of capital goods such as aerospace and defense, building projects, electrical equipment and machinery and companies that offer construction and engineering services. It also includes providers of commercial and professional services including printing, environmental and facilities services, office services and supplies, security and alarm services, human resource and employment services, research and consulting services. It also includes companies that provide transportation services. The prices of the securities of companies operating in the Industrials Sector may fluctuate due to the level and volatility of commodity prices, the exchange value of the dollar, import controls, worldwide competition, liability for environmental damage, depletion of resources, and mandated expenditures for safety and pollution control devices.

Information Technology Sector Risk.  The Information Technology Sector includes companies that offer software and information technology services, manufacturers and distributors of technology hardware and equipment such as communications equipment, cellular phones, computers and peripherals, electronic equipment and related instruments and semiconductors. The prices of the securities of companies operating in the Information Technology Sector are closely tied to market competition, increased sensitivity to short product cycles and aggressive pricing, and problems with bringing products to market.
Warrants Risk.  The possibility that the Fund’s investments in warrants are subject to greater price volatility than the warrants’ underlying securities. Warrants offer greater potential for profit or loss than an equivalent investment in the underlying security. A warrant generally ceases to have value if it is not exercised prior to its expiration date.

		An investment in the Fund may be appropriate for investors who are willing to accept the risks and uncertainties of international investing in the hope of realizing capital appreciation while diversifying their investment portfolio.
Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, an investor is subject to the risk that his or her investment could lose money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table below show the performance of the Fund both year-by-year and as an average over different periods of time. The bar chart and table demonstrate the variability of performance over time and provide an indication of the risks and volatility of an investment in the Fund by showing how the Fund’s average annual total returns for various periods compare with those of a broad-based securities market index. Past performance does not necessarily indicate how the Fund will perform in the future. This performance information does not include the impact of any charges deducted under your variable contract. If it did, returns would be lower.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table demonstrate the variability of performance over time and provide an indication of the risks and volatility of an investment in the Fund by showing how the Fund’s average annual total returns for various periods compare with those of a broad-based securities market index.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance does not necessarily indicate how the Fund will perform in the future.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	This performance information does not include the impact of any charges deducted under your variable contract. If it did, returns would be lower.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best Quarter	Worst Quarter
18.48%	-13.80%
6/30/2009	3/31/2009

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Return (for Periods Ended December 31, 2018)
International Equity Fund | International Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Investment Advisory Fees	rr_ManagementFeesOverAssets	0.80%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.27%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.07%	[1]
1 Year	rr_ExpenseExampleYear01	$ 109
3 Years	rr_ExpenseExampleYear03	340
5 Years	rr_ExpenseExampleYear05	590
10 Years	rr_ExpenseExampleYear10	$ 1,306
2009	rr_AnnualReturn2009	21.74%
2010	rr_AnnualReturn2010	11.08%
2011	rr_AnnualReturn2011	0.91%
2012	rr_AnnualReturn2012	21.06%
2013	rr_AnnualReturn2013	5.97%
2014	rr_AnnualReturn2014	2.95%
2015	rr_AnnualReturn2015	3.59%
2016	rr_AnnualReturn2016	(5.16%)
2017	rr_AnnualReturn2017	31.68%
2018	rr_AnnualReturn2018	(12.39%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.48%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2009
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(13.80%)
1 Year	rr_AverageAnnualReturnYear01	(12.39%)
5 Years	rr_AverageAnnualReturnYear05	3.13%
10 Years	rr_AverageAnnualReturnYear10	7.40%
International Equity Fund | MSCI ACWI ex-U.S. Index (reflects no deductions for fees, expenses or taxes, except that it is net of withholding taxes on foreign dividends)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(14.20%)
5 Years	rr_AverageAnnualReturnYear05	0.68%
10 Years	rr_AverageAnnualReturnYear10	6.57%

[1]	The expense information in the fee table has been restated to reflect a reduction in the Fund’s Investment Advisory Fee rate, effective October 1, 2018. As such, the Total Annual Fund Operating Expenses in this fee table may not correlate to the expense ratios in the Fund’s financial highlights and financial statements, which reflect the prior Investment Advisory Fee rate for January 1, 2018 through September 30, 2018, and the reduced Investment Advisory Fee rate for October 1, 2018 through December 31, 2018.